UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07643
                                                     ---------

                          Phoenix Partner Select Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               56 Prospect Street
                                 P.O. Box 150480
                             Hartford, CT 06115-0480
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
       ------------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 302-791-3197
                                                            ------------


                     Date of fiscal year end: July 31, 2004
                                              -------------

                     Date of reporting period: July 31, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


Annual Report

[GRAPHIC OMITTED] JULY 31, 2004

PHOENIX
PARTNER [GRAPHIC OMITTED] SELECT


Phoenix Partner Select Wealth Builder Fund

Phoenix Partner Select Wealth Guardian Fund


           [GRAPHIC OMITTED]
           Do you want to stop receiving fund documents by mail?
           Go to PhoenixInvestments.com, log in and sign up for E-Delivery

[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  COMMITTED TO INVESTOR SUCCESS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------






   This report is not authorized for distribution to prospective investors in the Phoenix Partner Select Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this annual report for the Phoenix Partner Select Funds for the fiscal year ended July 31, 2004.

      The U.S. economy appears to have hit a soft patch in recent months with consumer spending and job growth easing. The markets are concerned about the inflationary impact of rising energy prices, as well as the likely drag on economic growth in the second half of the year. In an effort to subdue inflation, the Federal Reserve Bank has increased short-term interest rates twice since June and is committed to raising rates at a measured pace in the future.

      As always, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Partner Select Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds' Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and the Phoenix Partner Select Funds, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

AUGUST 31, 2004


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Phoenix Funds' Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Phoenix Partner Select Wealth Builder Fund ...............................     3
Phoenix Partner Select Wealth Guardian Fund ..............................    12
Notes to Financial Statements ............................................    21

PHOENIX PARTNER SELECT WEALTH BUILDER FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO OVERLAY MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Partner Select Wealth Builder Fund is an asset allocation fund of funds that has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.

Q: HOW DOES THE FUND SEEK TO ACHIEVE ITS OBJECTIVE?

A: The Fund seeks to achieve its objective by investing in a diversified mix of mutual funds representing a number of asset classes and investment styles, including alternative investments. The Fund utilizes independent investment managers, capitalizing on their expertise in areas of the equity and fixed income markets. The emphasis on diversification is intended to moderate volatility by limiting the effect of one investment style. Under normal conditions, the Fund seeks to achieve a target asset allocation of approximately 80% in equity mutual funds and 20% in bond mutual funds. The Fund's advisor determines the underlying mutual funds that it believes best represents the selected asset allocation, monitors the Fund's allocations, and rebalances assets to maintain the targeted equity and bond allocations. Management of each underlying mutual fund is responsible for deciding which securities to purchase and sell for its respective fund.

Q: HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED JULY 31, 2004?

A: For the fiscal year ended July 31, 2004, the Fund's Class A shares returned 9.89% and Class C shares returned 9.03%, the S&P 500(R) Index 1 returned 14.33%, the Lehman Brothers Aggregate Bond Index 2 returned 4.89%, and the Fund's Composite Index 3 returned 12.47%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown earlier.

Q: WHAT FACTORS AFFECTED THE EQUITY MARKETS OVER THE 12 MONTHS ENDED JULY 31, 2004?

A: For the twelve months ending July 31, 2004, the stock market posted solid returns. A strengthening economy and low interest rates helped generate a sustained increase in corporate profits. Investors' appetite for risk also returned following the losses suffered during the 2000-2002 period. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 14.33%. However, most of the stock market returns for the fiscal year occurred during the second half of 2003.

      During 2004, the equity markets have experienced small negative returns. Sharply higher oil prices, uncertainty regarding the 2004 presidential election and continued concern about terrorism weigh on the minds of market participants. Attention is focused on the continued actions of the Federal Reserve in raising short-term interest rates. Market participants are fearful that rapidly rising rates could threaten corporate profits, but too slow an increase could lead to higher inflation. On the positive side, employment growth has increased over the last several months and the dollar has rallied against other currencies.

      During the fiscal year, small- and mid-capitalization stocks and REIT stocks posted the strongest returns among U.S. equities. 4

Q: WHAT FACTORS AFFECTED THE BOND MARKET OVER THE 12 MONTHS ENDED JULY 31, 2004?

A: During the fiscal year, interest rate levels were volatile as investors assessed the strength and duration of the recovery in the U.S. economy. Weak employment growth and an accommodative Federal Reserve Board helped cause interest rates to decline from the fall of 2003 through the first quarter of 2004. However, with signs of stronger job gains in April and May, market yields rose by over 1%. Recently the price of oil and a slowdown in economic growth have caused interest rates to decline. Whether this decline signals the end of higher rates, or is simply a pause on the path to even higher yields, continues to challenge market participants. At the same time, the Federal Reserve Board has begun to raise short-term interest rates, increasing the federal funds rate from 1% to 1.5% during 2004.

      Given the strength in the economy and increased corporate profits, credit sensitive sectors of the bond market outperformed U.S. Treasuries during the fiscal year. Investment grade corporate bonds benefited from improving profits and strengthened balance sheets. High yield bonds, which were severely punished in 2001 and 2002, rebounded sharply during the fiscal year and posted among the highest returns in the bond market. Many corporations took advantage of lower rates to refinance higher coupon debt and improve their profitability. Given their higher yields, longer maturity bonds outperformed their shorter maturity counterparts.

Q: HOW DID THE FUND PERFORM IN THE MARKET ENVIRONMENT OVER THE PAST 12 MONTHS?

A: The Fund's performance has reflected the positive returns for domestic equity and bond markets during the past 12 months, increasing in line with our expectation given the market environment in which lower quality, higher risk stocks dominated equity benchmark returns in the second half of 2003. The Fund particularly benefited from its allocation to a real estate securities fund, which invests principally in REITs, as REIT returns exceeded the returns of other domestic equity indices. The exposure to alternative investments such as REITs is an important strategy of the Fund to provide diversification and potentially reduce overall portfolio volatility.

Q: WHAT CHANGES, IF ANY, HAVE BEEN MADE TO THE FUND'S ASSET ALLOCATION OVER THE PAST 12 MONTHS AND WHY?

A: Early in the fourth quarter of 2003, we added an allocation to a short-term multi-sector bond fund and reduced the allocations to other bond funds in the portfolio to help diversify some of the Fund's exposure to interest rate increases. Other than that addition, there were no other changes to the Fund's allocations in the past 12 months.

      As part of our investment philosophy, we do not believe in trying to time the market. Our goal is to remain approximately 80% invested in equity mutual funds and 20% in bond mutual funds. The Fund's allocations are reviewed regularly and systematic rebalancing is completed as needed to maintain our goal.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE PORTFOLIO?

A: Given our adherence to disciplined asset allocation and systematic rebalancing, we do not attempt to project an outlook for the portfolio. However, we do believe that over meaningful periods of time, the Fund will provide returns with considerably less volatility than the major equity benchmarks. A diversified portfolio held for the long term is a sensible strategy, and eliminates focusing on short-term market fears or suspected market opportunities.

                                                                 AUGUST 31, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.
1 THE S&P 500(R) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF 500 OF THE
  LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES THE U.S. INVESTMENT GRADE
  FIXED RATE BOND MARKET. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS.
3 THE FUND'S COMPOSITE INDEX CONSISTS OF 80% S&P 500(R) INDEX AND 20% LEHMAN
  BROTHERS AGGREGATE BOND INDEX.
4 BASED ON A PERFORMANCE COMPARISON OF BROAD-BASED AND STYLE-SPECIFIC DOW JONES
  WILSHIRE, NASDAQ, RUSSELL AND S&P SMALL-CAP, MID-CAP, LARGE-CAP AND REAL ESTATE DOMESTIC EQUTY INDEXES FOR THE ONE-YEAR PERIOD ENDING 7/31/04.
THESE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix Partner Select Wealth Builder Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                          PERIODS ENDING 7/31/04
--------------------------------------------------------------------------------
                                                        INCEPTION     INCEPTION
                                                       TO 7/31/04       DATE
                                                       ----------     ---------
        Class A Shares at NAV 2                           9.89%        8/1/03
        Class A Shares at POP 3                           3.57         8/1/03

        Class C Shares at NAV 2                           9.03         8/1/03
        Class C Shares with CDSC 4                        9.03         8/1/03

        S&P 500(R) Index 6                               14.33         8/1/03

        Lehman Brothers Aggregate Bond Index 7            4.89         8/1/03

        Composite Index 8                                12.47         8/1/03

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                          PERIODS ENDING 7/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


               PHOENIX          PHOENIX                       LEHMAN
           PARTNER SELECT   PARTNER SELECT                   BROTHERS
           WEALTH BUILDER   WEALTH BUILDER                  AGGGREGATE
                FUND             FUND         S&P 500(R)       BOND         COMPOSITE
              CLASS A 5        CLASS C 5       INDEX 6        INDEX 7        INDEX 8

8/1/03        $ 9,425          $10,000         $10,000         $10,000        $10,000
7/30/04        10,357           10,903          11,247          11,433         10,489

--------------------------------------------------------------------------------
  FUND INVESTMENT ALLOCATION                                             7/31/04
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds               80%
Fixed Income Funds         20


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart includes application of initial sales charges on Class A shares and applicable CDSC charges for Class C shares since inception.

6 The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested and is provided for general comparative purposes. The index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis and is provided for general comparative purposes. The index's performance does not reflect sales charges.

8 The Composite Index is made up of 80% of the S&P 500(R) Index return and 20% of the Lehman Brothers Aggregate Bond Index return. The index's performance does not reflect sales charges.

   ALL RETURNS REPRESENT PAST PERFORMANCE WHICH MAY NOT BE INDICATIVE OF FUTURE PERFORMANCE. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix Partner Select Wealth Builder Fund
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   As a shareholder of the Wealth Builder Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Phoenix Partner Select           Beginning          Ending       Expenses Paid
  Wealth Builder Fund          Account Value     Account Value       During
        Class A               February 1, 2004   July 31, 2004      Period*
----------------------        ----------------   -------------   ------------
Actual                           $1,000.00         $  991.80        $1.98
Hypothetical (5% return
  before expenses)                1,000.00          1,022.85         2.01

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.40%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD. THE EXPENSE RATIO SHOWN ABOVE DOES NOT INCLUDE THE FUND'S PRORATED SHARE OF EXPENSES OF THE UNDERLYING FUNDS.


Phoenix Partner Select           Beginning          Ending       Expenses Paid
  Wealth Builder Fund          Account Value     Account Value       During
        Class C               February 1, 2004   July 31, 2004      Period*
----------------------        ----------------   -------------   ------------
Actual                           $1,000.00         $  987.30        $5.68
Hypothetical (5% return
  before expenses)                1,000.00          1,019.07         5.79

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD. THE EXPENSE RATIO SHOWN ABOVE DOES NOT INCLUDE THE FUND'S PRORATED SHARE OF EXPENSES OF THE UNDERLYING FUNDS.

Phoenix Partner Select Wealth Builder Fund

                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004


                                                    SHARES          VALUE
                                                  ---------      -----------

MUTUAL FUNDS--99.9%

EQUITY FUNDS--80.1%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A .................................      415,978      $ 9,030,891

Phoenix-Kayne Rising Dividends Fund
Class A ......................................    1,129,025       17,432,142

Phoenix-Kayne Small-Mid Cap Fund
Class A(b) ...................................    1,230,900       21,860,790

Phoenix Market Neutral Fund Class A(b) .......      380,621        4,369,530

Phoenix-Oakhurst Growth & Income Fund
Class A ......................................    1,334,293       17,479,240
                                                                 -----------
                                                                  70,172,593
                                                                 -----------

FIXED-INCOME FUNDS--19.8%
Phoenix Institutional Bond Fund Class Y ......      207,862        6,483,207

Phoenix-Goodwin Multi-Sector Short Term
Bond Fund Class A ............................      913,007        4,336,781

Phoenix-Seneca Bond Fund Class A .............      617,316        6,475,640
                                                                 -----------
                                                                  17,295,628
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $86,266,520)                                     87,468,221
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--99.9%
(IDENTIFIED COST $86,266,520)                                     87,468,221
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $86,266,520)                                     87,468,221(a)

Other assets and liabilities, net--0.1%                              109,554
                                                                 -----------
NET ASSETS--100.0%                                               $87,577,775
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,184,582 and gross depreciation of $982,881. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $86,266,520.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2004


ASSETS
Investment securities at value
   (Identified cost $86,266,520)                                     $87,468,221
Receivables
   Fund shares sold                                                      698,454
   Dividends from underlying funds                                        15,931
   Fund share loss receivable from adviser                                   178
Prepaid expenses                                                          18,340
                                                                     -----------
     Total assets                                                     88,201,124
                                                                     -----------
LIABILITIES
Cash overdraft                                                            37,875
Payables
   Investment securities purchased                                       404,855
   Fund shares repurchased                                                64,294
   Distribution and service fees                                          36,102
   Transfer agent fee                                                     14,780
   Investment advisory fee                                                13,183
   Financial agent fee                                                     9,545
   Trustees' fee                                                           4,916
Accrued expenses                                                          37,799
                                                                     -----------
     Total liabilities                                                   623,349
                                                                     -----------
NET ASSETS                                                           $87,577,775
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest$                    $86,332,236
Undistributed net investment income                                       21,653
Accumulated net realized gain                                             22,185
Net unrealized appreciation                                            1,201,701
                                                                     -----------
NET ASSETS                                                           $87,577,775
                                                                     ===========
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $29,565,648)                    2,715,862
Net asset value per share                                                 $10.89
Offering price per share $10.89/(1-5.75%)                                 $11.55

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $58,012,127)                    5,341,097
Net asset value and offering price per share                              $10.86


                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2003
                                TO JULY 31, 2004


INVESTMENT INCOME
Income distributions received from underlying funds                 $  699,202
Interest                                                                 3,472
                                                                    ----------
     Total investment income                                           702,674
                                                                    ----------
EXPENSES
Investment advisory fee                                                 46,915
Distribution and service fees, Class C                                 237,741
Financial agent fee                                                     75,754
Transfer agent                                                          72,039
Registration                                                            50,428
Trustees                                                                34,311
Professional                                                            24,562
Custodian                                                               18,886
Printing                                                                13,197
Miscellaneous                                                            9,556
                                                                    ----------
     Total expenses                                                    583,389
     Less expenses borne by investment adviser                        (157,970)
     Custodian fees paid indirectly                                        (19)
                                                                    ----------
     Net expenses                                                      425,400
                                                                    ----------
NET INVESTMENT INCOME                                                  277,274
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distributions received from underlying funds               43,962
Net change in unrealized appreciation (depreciation) on
   investments                                                       1,201,701
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,245,663
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,522,937
                                                                    ==========


                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            From
                                                                                          Inception
                                                                                          8/1/03 to
                                                                                           7/31/04
                                                                                         -----------
FROM OPERATIONS
   Net investment income (loss)                                                          $   277,274
   Net realized gain (loss)                                                                   43,962
   Net change in unrealized appreciation (depreciation)                                    1,201,701
                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             1,522,937
                                                                                         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (170,807)
   Net investment income, Class C                                                           (106,591)
                                                                                         -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (277,398)
                                                                                         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,952,698 shares)                                       31,761,461
   Net asset value of shares issued from reinvestment of distributions (8,770 shares)         96,271
   Cost of shares repurchased (245,606 shares)                                            (2,684,948)
                                                                                         -----------
Total                                                                                     29,172,784
                                                                                         -----------
CLASS C
   Proceeds from sales of shares (5,572,339 shares)                                       59,681,667
   Net asset value of shares issued from reinvestment of distributions (2,134 shares)         22,942
   Cost of shares repurchased (233,376 shares)                                            (2,545,157)
                                                                                         -----------
Total                                                                                     57,159,452
                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              86,332,236
                                                                                         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  87,577,775

NET ASSETS
   Beginning of period                                                                            --
                                                                                         -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $21,653]              $87,577,775
                                                                                         ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               -----------------
                                                                FROM INCEPTION
                                                               8/1/03 TO 7/31/04
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (6)                                   0.12
   Capital gain distributions received from underlying funds          0.01
   Net realized and unrealized gain (loss)                            0.86
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.99
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.10)
                                                                    ------
     TOTAL DISTRIBUTIONS                                             (0.10)
                                                                    ------
Change in net asset value                                             0.89
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.89
                                                                    ======
Total return(1)                                                       9.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $29,566

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(3)                                           0.40%(5)
   Net investment income                                              1.11%
Portfolio turnover                                                       0%


                                                                    CLASS C
                                                               -----------------
                                                                FROM INCEPTION
                                                               8/1/03 TO 7/31/04
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (6)                                   0.04
   Capital gain distributions received from underlying funds          0.01
   Net realized and unrealized gain (loss)                            0.85
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.90
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.04)
                                                                    ------
     TOTAL DISTRIBUTIONS                                             (0.04)
                                                                    ------
Change in net asset value                                             0.86
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.86
                                                                    ======
Total return(1)                                                       9.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $58,012

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(4)                                           1.15%(5)
   Net investment income                                              0.34%
Portfolio turnover                                                       0%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.77% for the period ending July 31, 2004.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.47% for the period ending July 31, 2004.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO OVERLAY MANAGEMENT TEAM

Q: What is the Fund's investment objective?

A: The Phoenix Partner Select Wealth Guardian Fund is an asset allocation fund of funds that has an investment objective of long-term capital appreciation and current income. There is no guarantee that the Fund will achieve its objective.

Q: HOW DOES THE FUND SEEK TO ACHIEVE ITS OBJECTIVE?

A: The Fund seeks to achieve its objective by investing in a diversified mix of mutual funds representing a number of asset classes and investment styles, including alternative investments. The Fund utilizes independent investment managers, capitalizing on their expertise in areas of the equity and fixed income markets. The emphasis on diversification is intended to moderate volatility by limiting the effect of one investment style. Under normal conditions, the Fund seeks to achieve a target asset allocation of approximately 60% in equity mutual funds and 40% in bond mutual funds. The Fund's advisor determines the underlying mutual funds that it believes best represents the selected asset allocation, monitors the Fund's allocations, and rebalances assets to maintain the targeted equity and bond allocations. Management of each underlying mutual fund is responsible for deciding which securities to purchase and sell for its respective fund.

Q: HOW DID THE FUND PERFORM DURING THE 12 MONTHS ENDED JULY 31, 2004?

A: For the fiscal year ended July 31, 2004, the Fund's Class A shares returned 9.15% and Class C shares returned 8.29%, the S&P 500(R) Index 1 returned 14.33%, the Lehman Brothers Aggregate Bond Index 2 returned 4.89% and the Fund's Composite Index 3 returned 10.60%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: WHAT FACTORS AFFECTED THE EQUITY MARKETS OVER THE
12 MONTHS ENDED JULY 31, 2004?

A: For the twelve months ending July 31, 2004, the stock market posted solid returns. A strengthening economy and low interest rates helped generate a sustained increase in corporate profits. Investors' appetite for risk also returned following the losses suffered during the 2000-2002 period. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 14.33%. However, most of the stock market returns for the fiscal year occurred during the second half of 2003.

      During 2004, the equity markets have experienced small negative returns. Sharply higher oil prices, uncertainty regarding the 2004 presidential election and continued concerns about terrorism weigh on the minds of market participants. Attention is focused on the continued actions of the Federal Reserve in raising short-term interest rates. Market participants are fearful that rapidly rising rates could threaten corporate profits, but too slow an increase could lead to higher inflation. On the positive side, employment growth has increased over the last several months and the dollar has rallied against other currencies.

      During the fiscal year, small- and mid-capitalization stocks and REIT stocks posted the strongest returns among U.S. equities. 4

Q: WHAT FACTORS AFFECTED THE BOND MARKET OVER THE 12 MONTHS ENDED JULY 31, 2004?

A: During the fiscal year, interest rate levels were volatile as investors assessed the strength and duration of the recovery in the U.S. economy. Weak employment growth and an accommodative Federal Reserve Board helped cause interest rates to decline from the fall of 2003 through the first quarter of 2004. However, with signs of stronger job gains in April and May, market yields rose by over 1%. Recently the price of oil and a slowdown in economic growth have caused interest rates to decline. Whether this decline signals the end of higher rates, or is simply a pause on the path to even higher yields, continues to challenge market participants. At the same time, the Federal Reserve Board has begun to raise short-term interest rates, increasing the federal funds rate from 1% to 1.5% during 2004.

      Given the strength in the economy and increased corporate profits, credit sensitive sectors of the bond market outperformed U.S. Treasuries during the fiscal year. Investment grade corporate bonds benefited from improving profits and strengthened balance sheets. High yield bonds, which were severely punished in 2001 and 2002, rebounded sharply during the fiscal year and posted among the highest returns in the bond market. Many corporations took advantage of lower rates to refinance higher coupon debt and improve their profitability. Given their higher yields, longer maturity bonds outperformed their shorter maturity counterparts.

Q: HOW DID THE FUND PERFORM IN THE MARKET ENVIRONMENT OVER THE PAST 12 MONTHS?

A: The Fund's performance has reflected the positive returns for domestic equity and bond markets during the past 12 months, increasing in line with our expectation given the market environment in which lower quality, higher risk stocks dominated equity benchmark returns in the second half of 2003. The Fund particularly benefited from its allocation to a real estate investment securities fund, which invests principally in REITs, as REIT returns exceeded the returns of other domestic equity indices. The exposure to alternative investments such as REITs is an important strategy of the Fund to provide diversification and potentially reduce overall portfolio volatility.

Q: WHAT CHANGES, IF ANY, HAVE BEEN MADE TO THE FUND'S ASSET ALLOCATION OVER THE PAST 12 MONTHS AND WHY?

A: Early in the fourth quarter of 2003, we added an allocation to a short-term multi-sector bond fund and reduced the allocations to other bond funds in the portfolio to help diversify some of the Fund's exposure to interest rate increases. Other than that addition, there were no other changes to the Fund's allocations in the past 12 months.

      As part of our investment philosophy, we do not believe in trying to time the market. Our goal is to remain approximately 60% invested in equity mutual funds and 40% in bond mutual funds. The Fund's allocations are reviewed regularly and systematic rebalancing is completed as needed to maintain our goal.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE PORTFOLIO?

A: Given our adherence to disciplined asset allocation and systematic rebalancing, we do not attempt to project an outlook for the portfolio. However, we do believe that over meaningful periods of time, the Fund will provide returns with considerably less volatility than the major equity benchmarks. A diversified portfolio held for the long term is a sensible strategy, and eliminates focusing on short-term market fears or suspected market opportunities.

                                                                 AUGUST 31, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.
1 THE S&P 500(R) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF 500 OF THE
  LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.
2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES THE U.S. INVESTMENT GRADE
  FIXED RATE BOND MARKET. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS.
3 THE FUND'S COMPOSITE INDEX CONSISTS OF 60% S&P 500(R) INDEX AND 40% LEHMAN
  BROTHERS AGGREGATE BOND INDEX.
4 BASED ON A PERFORMANCE COMPARISON OF BROAD-BASED AND STYLE-SPECIFIC DOW JONES
  WILSHIRE, NASDAQ, RUSSELL AND S&P SMALL-CAP, MID-CAP, LARGE-CAP AND REAL ESTATE DOMESTIC EQUTY INDEXES FOR THE ONE-YEAR PERIOD ENDING 7/31/04.
THESE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

Phoenix Partner Select Wealth Guardian Fund

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                          PERIODS ENDING 7/31/04
--------------------------------------------------------------------------------

                                                       INCEPTION     INCEPTION
                                                      TO 7/31/04       DATE
                                                      ----------     ---------
        Class A Shares at NAV 2                          9.15%        8/1/03
        Class A Shares at POP 3                          2.87         8/1/03

        Class C Shares at NAV 2                          8.29         8/1/03
        Class C Shares with CDSC 4                       8.29         8/1/03

        S&P 500(R) Index 6                              14.33         8/1/03

        Lehman Brothers Aggregate Bond Index 7           4.89         8/1/03

        Composite Index 8                               10.60         8/1/03

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                          PERIODS ENDING 7/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.


               PHOENIX            PHOENIX                       LEHMAN
           PARTNER SELECT     PARTNER SELECT                   BROTHERS
          WEALTH GUARDIAN     WEALTH GUARDIAN                 AGGGREGATE
                FUND               FUND         S&P 500(R)       BOND        COMPOSITE
              CLASS A 5          CLASS C 5       INDEX 6        INDEX 7       INDEX 8

8/1/03         $ 9,425            $10,000         $10,000         $10,000     $10,000
7/30/04         10,287             10,829          11,060          11,433      10,489

--------------------------------------------------------------------------------
  FUND INVESTMENT ALLOCATION                                             7/31/04
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Funds       60%
Fixed Income Funds 40

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC  (contingent  deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart includes application of initial sales charges on Class A shares and applicable CDSC charges for Class C shares since inception.

6 The S&P 500(R) Index is a market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested and is provided for general comparative purposes. The index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis and is provided for general comparative purposes. The index's performance does not reflect sales charges.

8 The Composite Index is made up of 60% of the S&P 500(R) Index return and 40% of the Lehman Brothers Aggregate Bond Index return. The index's performance does not reflect sales charges.

  ALL RETURNS REPRESENT PAST PERFORMANCE WHICH MAY NOT BE INDICATIVE OF FUTURE PERFORMANCE. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE VISIT PHOENIXINVESTMENTS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

Phoenix Partner Select Wealth Guardian Fund
ABOUT YOUR FUND'SEXPENSES (UNAUDITED)

   As a shareholder of the Wealth Guardian Fund, you incur two types of costs:
(1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

   The first line of the accompanying tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Phoenix Partner Select          Beginning          Ending        Expenses Paid
 Wealth Guardian Fund         Account Value     Account Value       During
      Class A               February 1, 2004   July 31, 2004        Period*
----------------------      ----------------   --------------    -------------
Actual                          $1,000.00        $  997.30           $2.58
Hypothetical (5% return
  before expenses)               1,000.00         1,022.25            2.62

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.52%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD. THE EXPENSE RATIO SHOWN ABOVE DOES NOT INCLUDE THE FUND'S PRORATED SHARE OF EXPENSES OF THE UNDERLYING FUNDS.


Phoenix Partner Select          Beginning          Ending        Expenses Paid
 Wealth Guardian Fund         Account Value     Account Value       During
      Class C               February 1, 2004   July 31, 2004        Period*
----------------------      ----------------   --------------    -------------
Actual                          $1,000.00        $  992.90           $6.29
Hypothetical (5% return
  before expenses)               1,000.00         1,018.47            6.39

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.27%, WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 366 TO REFLECT THE ONE-HALF YEAR PERIOD. THE EXPENSE RATIO SHOWN ABOVE DOES NOT INCLUDE THE FUND'S PRORATED SHARE OF EXPENSES OF THE UNDERLYING FUNDS.

Phoenix Partner Select Wealth Guardian Fund

                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004


                                                    SHARES          VALUE
                                                  ---------      -----------

MUTUAL FUNDS--100.0%

EQUITY FUNDS--60.3%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A .................................      183,753      $ 3,989,275

Phoenix-Kayne Rising Dividends
Fund Class A .................................      438,182        6,765,527

Phoenix-Kayne Small-Mid Cap Fund
Class A(b) ...................................      214,854        3,815,800

Phoenix Market Neutral Fund Class A(b) .......      166,532        1,911,786

Phoenix-Oakhurst Growth & Income Fund
Class A ......................................      515,455        6,752,465
                                                                 -----------
                                                                  23,234,853
                                                                 -----------

FIXED-INCOME FUNDS--39.7%
Phoenix Institutional Bond Fund Class Y ......      183,758        5,731,414

Phoenix-Goodwin Multi-Sector Short Term Bond
Fund Class A .................................      817,717        3,884,154

Phoenix-Seneca Bond Fund Class A .............      544,917        5,716,178
                                                                 -----------
                                                                  15,331,746
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $37,994,804)                                     38,566,599
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--100.0%
(IDENTIFIED COST $37,994,804)                                     38,566,599
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $37,994,804)                                     38,566,599(a)

Other assets and liabilities, net--0.0%                              (29,747)
                                                                 -----------
NET ASSETS--100.0%                                               $38,536,852
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $941,920 and gross depreciation of $384,193. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $38,008,872.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2004


ASSETS
Investment securities at value
   (Identified cost $37,994,804)                                    $38,566,599
Receivables
   Fund shares sold                                                     309,450
   Dividends from underlying funds                                       14,500
Prepaid expenses                                                         14,361
                                                                    -----------
     Total assets                                                    38,904,910
                                                                    -----------
LIABILITIES
Cash overdraft                                                           20,934
Payables
   Investment securities purchased                                      252,895
   Fund shares repurchased                                                2,537
   Professional fees                                                     20,173
   Investment advisory fee                                               19,910
   Distribution and service fees                                         17,776
   Transfer agent fee                                                     9,808
   Financial agent fee                                                    9,545
   Trustees' fee                                                          4,916
Accrued expenses                                                          9,564
                                                                    -----------
     Total liabilities                                                  368,058
                                                                    -----------
NET ASSETS                                                          $38,536,852
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $37,949,038
Undistributed net investment income                                      17,981
Accumulated net realized loss                                            (1,962)
Net unrealized appreciation                                             571,795
                                                                    -----------
NET ASSETS                                                          $38,536,852
                                                                    ===========
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $10,182,171)                     948,181
Net asset value per share                                                $10.74
Offering price per share $10.74/(1-5.75%)                                $11.40

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $28,354,681)                   2,644,937
Net asset value and offering price per share                             $10.72


                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2003
                                TO JULY 31, 2004


INVESTMENT INCOME
Income distributions received from underlying funds                  $ 557,591
Interest                                                                   669
                                                                     ---------
     Total investment income                                           558,260
                                                                     ---------
EXPENSES
Investment advisory fee                                                 22,734
Distribution and service fees, Class C                                 128,849
Financial agent fee                                                     75,754
Transfer agent                                                          53,012
Registration                                                            44,739
Trustees                                                                34,311
Professional                                                            24,562
Custodian                                                               15,578
Printing                                                                 6,956
Miscellaneous                                                            9,407
                                                                     ---------
     Total expenses                                                    415,902
     Less expenses borne by investment adviser                        (168,829)
                                                                     ---------
     Net expenses                                                      247,073
                                                                     ---------
NET INVESTMENT INCOME                                                  311,187
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                       (14,076)
Capital gain distributions received from underlying funds               30,336
Net change in unrealized appreciation (depreciation) on
   investments                                                         571,795
                                                                     ---------
NET GAIN ON INVESTMENTS                                                588,055
                                                                     ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 899,242
                                                                     =========


                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            From
                                                                                          Inception
                                                                                          8/1/03 to
                                                                                           7/31/04
                                                                                         -----------
FROM OPERATIONS
   Net investment income (loss)                                                          $   311,187
   Net realized gain (loss)                                                                   16,260
   Net change in unrealized appreciation (depreciation)                                      571,795
                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               899,242
                                                                                         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (111,767)
   Net investment income, Class C                                                           (199,661)
                                                                                         -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (311,428)
                                                                                         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,090,593 shares)                                       11,572,733
   Net asset value of shares issued from reinvestment of distributions (5,491 shares)         59,161
   Cost of shares repurchased (147,903 shares)                                            (1,571,853)
                                                                                         -----------
Total                                                                                     10,060,041
                                                                                         -----------
CLASS C
   Proceeds from sales of shares (2,772,956 shares)                                       29,262,035
   Net asset value of shares issued from reinvestment of distributions (4,063 shares)         43,475
   Cost of shares repurchased (132,082 shares)                                            (1,416,513)
                                                                                         -----------
Total                                                                                     27,888,997
                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              37,949,038
                                                                                         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  38,536,852

NET ASSETS
   Beginning of period                                                                            --
                                                                                         -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $17,981]              $38,536,852
                                                                                         ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                                               -----------------
                                                                FROM INCEPTION
                                                               8/1/03 TO 7/31/04
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                       0.17
   Capital gain distributions received from underlying funds            --(5)
   Net realized and unrealized gain (loss)                            0.74
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.91
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.17)
                                                                    ------
     Total distributions                                             (0.17)
                                                                    ------
Change in net asset value                                             0.74
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.74
                                                                    ======
Total return(1)                                                       9.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $10,182

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(3)                                           0.52%
   Net investment income                                              1.92%
Portfolio turnover                                                       1%

                                                                    CLASS C
                                                               -----------------
                                                                FROM INCEPTION
                                                               8/1/03 TO 7/31/04
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                       0.12
   Capital gain distributions received from underlying funds          0.01
   Net realized and unrealized gain (loss)                            0.70
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.83
                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.11)
                                                                    ------
     TOTAL DISTRIBUTIONS                                             (0.11)
                                                                    ------
Change in net asset value                                             0.72
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.72
                                                                    ======
Total return(1)                                                       8.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $28,355

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(4)                                           1.27%
   Net investment income                                              1.19%
Portfolio turnover                                                       1%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35% for the period ending July 31, 2004.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.98% for the period ending July 31, 2004.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004


1. ORGANIZATION

   Phoenix Partner Select Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Partner Select Wealth Builder Fund ("Wealth Builder Fund") is diversified and is a fund of funds that has an investment objective of seeking capital appreciation. The Partner Select Wealth Guardian Fund ("Wealth Guardian Fund") is diversified and is a fund of funds that has an investment objective of long-term capital appreciation and current income.

   Financial information for the underlying funds may be obtained at www.PhoenixInvestments.com.

   Each Fund offers Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Investments in the underlying funds are valued at each Fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time). As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses, losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

3. INVESTMENT ADVISORY FEE AND RELATED
   PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

   The Adviser has contractually agreed to reimburse through November 30, 2004, other operating expenses of each Fund (as compared to each underlying mutual fund) to the extent that such expenses (excluding management fees and 12b-1 distribution and service fees) exceed 0.30% of each class of shares of the Wealth Builder Fund and 0.42% for each class of shares of the Wealth Guardian Fund. The Adviser will not seek to recapture any reimbursed operating expenses.

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004 (CONTINUED)

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended July 31, 2004, as follows:

                                             Class A          Class C
                                           Net Selling       Deferred
                                           Commissions     Sales Charges
                                           -----------     -------------
Wealth Builder Fund ...................      $74,859          $20,422
Wealth Guardian Fund ..................       30,513           11,496

   In addition to these amounts, for the period August 1, 2003 to May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., formerly an indirect subsidiary of PNX, for Class A net selling commissions:


Wealth Builder Fund .......................................   $18,274
Wealth Guardian Fund ......................................    10,173

   On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer, and is no longer a subsidiary of PNX.

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of Class C. Shareholders in each Fund will indirectly bear the Fund's pro rata share of the fees and expenses of the underlying funds in which each Fund invests, including service fees of 0.25% incurred as a result of the Fund's investment in Class A shares or Class Y shares of the underlying funds.

   PEPCO has advised the Trust of the following information for the period ended July 31, 2004:

                       Distribution       Distribution          Distribution
                          and/or              and/or           and/or Service
                       Service Fees       Service Fees          Fees Paid to
                       Retained by    Paid to Unaffiliated      W.S. Griffith
                       Distributor        Participants      Securities, Inc. (1)
                       -----------    --------------------  --------------------
Wealth Builder Fund ..   $214,792            $20,904               $2,045
Wealth Guardian Fund .    120,996              7,681                  172

(1) For the period ended May 31, 2004.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. is $40,000 per year per fund. No minimum fees apply. For the period ended July 31, 2004, the Trust paid PEPCO financial agent fees totaling $151,508.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended July 31, 2004, transfer agent fees were $125,051 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                           Transfer Agent
                                                            Fee Retained
                                                           --------------
Wealth Builder Fund ..................................         $   --
Wealth Guardian Fund .................................             --


4. PURCHASES AND SALES OF UNDERLYING FUNDS

   Purchases and sales of underlying funds for the period ended July 31, 2004, aggregated the following:

                                               Purchases          Sales
                                               ---------        --------
Wealth Builder Fund .......................    $86,266,520      $     --
Wealth Guardian Fund ......................     38,287,517       278,666


5. OTHER

   At July 31, 2004, each Fund had two omnibus shareholder accounts, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.

                                                            % of Shares
                                                            Outstanding
                                                            -----------
Wealth Builder Fund ...................................         60.3%
Wealth Guardian Fund ..................................         65.9%

   The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At July 31, 2004, Wealth Builder Fund was the owner of record of approximately 12% of the total outstanding shares of Phoenix-Kayne Rising Dividends Fund, and of approximately 13% of the total outstanding shares of Phoenix-Kayne Small-Mid Cap Fund.

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004 (CONTINUED)


6. FEDERAL INCOME TAX INFORMATION

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $21,653 for the Wealth Builder Fund and $17,982 for the Wealth Guardian Fund and undistributed long-term capital gains of $22,185 and $12,106 for the Wealth Builder and Wealth Guardian Funds, respectively.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.


7. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, on deductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign companies. The reclassifications have no impact on the net assets or net asset value of the Funds.

   The Funds recorded the following reclassifications to increase (decrease) the accounts listed below for the fiscal year ended July 31, 2004:

                                         Undistributed          Accumulated
                                         Net Investment         Net Realized
                                          Income (Loss)          Gain (Loss)
                                         --------------         ------------
Wealth Builder Fund .................        $21,777              $(21,777)
Wealth Guardian Fund ................         18,222               (18,222)


8. PROXY VOTING PROCEDURES (UNAUDITED)

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent twelve-month period ended June 30, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


9. FORM N-Q INFORMATION (UNAUDITED)

   The Funds will be filing complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. Furthermore, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm. This is a new filing requirement by the SEC. The initial Form N-Q filing for these Funds will be as of October 31, 2004 and will be available on the SEC's website on or about December 30, 2004.


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   Long-term capital gain dividends have been designated as follows:

     Wealth Builder Fund ............................  $22,185
     Wealth Guardian Fund ...........................   12,106

   For the fiscal year ended July 31, 2004, for federal income tax purposes, 40.0% of the ordinary income dividends paid by the Wealth Builder Fund, and 15.5% of the ordinary income dividends paid by the Wealth Guardian Fund qualify for the dividends received deduction for corporate shareholders.

   For the fiscal year ended July 31, 2004, the Weath Builder Fund hereby designates 40.0%, and the Wealth Guardian Fund hereby designates 15.5%, or the maximum allowable of each of its ordinary income dividends to qualify for the lower tax rate. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Partner Select Funds


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Partner Select Wealth Builder Fund and Phoenix Partner Select Wealth Guardian Fund, (constituting Phoenix Partner Select Funds, hereafter referred to as the "Trust") at July 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2004 by correspondence with the transfer agent of the investee Funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
September 16, 2004

FUND MANAGEMENT (UNAUDITED)

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since             35             Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  Rittenhouse Advisors, LLC     1996.                                   2001. Trustee/Director, Realty Foundation of New York
  101 Park Avenue                                                       (1972-present), Pace University (1978-present), New York
  New York, NY 10178                                                    Housing Partnership Development Corp. (Chairman)
  DOB: 8/2/29                                                           (1981-present), Greater New York Councils, Boy Scouts of
                                                                        America (1985-present), The Academy of Political Science
                                                                        (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                        Corp. (1989-present), The Harlem Youth Development
                                                                        Foundation (1998-2002). Chairman, Metropolitan
                                                                        Transportation Authority (1992-2001). Director, Trism, Inc.
                                                                        (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                        (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                        Centennial Insurance Company (1974-2002), Josiah Macy, Jr.,
                                                                        Foundation (1975-present), Union Pacific Corp. (1978-2002),
                                                                        BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                        Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since             35             Currently retired.
  The Flat, Elmore Court        1996.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                Served since             24             Currently retired. Trustee, Scudder Investments (33
  7721 Blue Heron Way           2004.                                   portfolios) (1986-present). Director, Coutts & Co. Trust
  West Palm Beach, FL 33412                                             Holdings Limited (1991-1999), Coutts & Co. Group (1944-1999)
  DOB: 3/28/30                                                          and Coutts & Co. International (USA) (private banking)
                                                                        (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since             28             Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902      1996.                                   (1984-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since             25             Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.     1996.                                   since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                          Officer (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                                 Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                      NUMBER OF
                                                    PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF         OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara         Served since             35             Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of         2001.                                   bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris             Served since             35             Currently retired. Vice President, W.H. Reaves and Company
  164 Laird Road                1996.                                   (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans              Served since             24             President, Romans & Company (private investors and financial
  39 S. Sheridan Road           2004.                                   consultants) (1987-present). Trustee, Burnham Investors
  Lake Forest, IL 60045                                                 Trust (5 portfolios) (1967-present).
  DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson           Served since             25             Managing Director, Northway Management Company
  Northway Management Company   1996.                                   (1998-present).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.        Served since             25             Director, UST, Inc. (1995-present), HPSC Inc.
  200 Duke Street               1996.                                   (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                  (2000-present). President, The Trust for America's Health
  DOB: 5/16/31                                                          (non-profit) (2001-present).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                     NUMBER OF
     NAME, ADDRESS,                                PORTFOLIOS IN
      DATE OF BIRTH                                FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH             LENGTH OF        OVERSEEN BY                           DURING PAST 5 YEARS AND
          TRUST                   TIME SERVED         TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche          Served since             30             Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC      2002.                                   (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                                (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                           (1989-present).
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin         Served since             71             Consultant, Phoenix Investment Partners, Ltd.
   DOB: 10/23/46                1996.                                   (2002-present). Director, PXRE Corporation (Delaware)
                                                                        (1985-present), World Trust Fund (1991-present). Chairman
   Chairman and President                                               (1997-2002), Director (1995-2002), Vice Chairman (1995-1997)
                                                                        and Chief Executive Officer (1995-2002), Phoenix Investment
                                                                        Partners, Ltd. Director and Executive Vice President, The
                                                                        Phoenix Companies, Inc. (2000-2002). Director (1994-2002)
                                                                        and Executive Vice President, Investments (1987-2002),
                                                                        Phoenix Life Insurance Company. Director (1983-2002) and
                                                                        Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                                        Director (1982-2002) and President (1990-2000), Phoenix
                                                                        Equity Planning Corporation. Chairman and President,
                                                                        Phoenix/Zweig Advisers LLC (1999-2002). Director (2001-2002)
                                                                        and President (April 2002-September 2002), Phoenix
                                                                        Investment Management Company. Director and Executive Vice
                                                                        President, Phoenix Life and Annuity Company (1996-2002).
                                                                        Director (1995-2000) and Executive Vice President
                                                                        (1994-2002), PHL Variable Insurance Company. Director,
                                                                        Phoenix National Trust Holding Company (2001-2002). Director
                                                                        (1985-2002) and Vice President (1986-2002), PM Holdings,
                                                                        Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                                        Director (1992-2002) and President (1993-1994), W.S.
                                                                        Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates               Served since             30             Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.    1996.                                   Markets Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                             Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                     Director, Investors Financial Service Corporation
   150 Federal Street                                                   (1995-present), Investors Bank & Trust Corporation
   Suite 1000                                                           (1995-present), Plymouth Rubber Co. (1995-present), Stifel
   Boston, MA 02109                                                     Financial (1996-present), Connecticut River Bancorp
   DOB: 5/31/46                                                         (1998-present), Connecticut River Bank (1998-present),
                                                                        1Mind, Inc. (1999-present) and 1Mind.com (2000-present).
                                                                        Director and Treasurer, Endowment for Health, Inc.
                                                                        (2000-present). Chairman, Emerson Investment Management,
                                                                        Inc. (2000-present). Member, Chief Executives Organization
                                                                        (1996-present). Vice Chairman, Massachusetts Housing
                                                                        Partnership (1998-1999). Director, Blue Cross and Blue
                                                                        Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                                        (1991-2000) and Command Systems, Inc. (1998-2000). Director,
                                                                        Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain business and financial relationships and investments existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry           Executive Vice President          Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52             since 1998.                       (1998-present), President, Phoenix Equity Planning Corporation
                                                             (2000-present). Executive Vice President, certain funds within the
                                                             Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman       Senior Vice President             Vice President, Chief Administrative Officer (2004-present), Senior
  DOB: 7/27/62             since May 2004.                   Vice President, Chief Administrative Officer, Private Client Group
                                                             (1999-2004), Phoenix Investment Partners, Ltd. Senior Vice President,
                                                             certain funds within the Phoenix Fund Complex (May 2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss         Treasurer since 1966.             Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                              Assistant Treasurer (2001-2003), Vice President, Operations
                                                             (2003-present), Phoenix Equity Planning Corporation. Treasurer, certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth         Secretary since 2002;             Vice President and Insurance and Investment Products Counsel
  One American Row         Chief Legal Officer               (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102       since 2003.                       Secretary (2002-present), Chief Legal Officer (2003-present), certain
  DOB: 11/14/58                                              funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PARTNER SELECT FUNDS
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110


HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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[GRAPHIC OMITTED] PS

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


[GRAPHIC OMITTED] PHOENIX
                  INVESTMENT PARTNERS, LTD.
                  A MEMBER OF THE PHOENIX COMPANIES, INC.




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




Not insured by FDIC/NCUA or any federal government agency. No bank guarantee. Not a deposit. May lose value.

PXP 1802 (9/04)

ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that E. Virgil Conway and Everett L. Morris are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year is $33,040 for 2004. There were no fees for the prior fiscal year, since the fund incepted on 8/1/03.

Audit-Related Fees
------------------

    (b) The aggregate fees billed for the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004. There were no fees for the prior fiscal year, since the fund incepted on 8/1/03.

Tax Fees
--------

    (c) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,400 for 2004. There were no fees for the prior fiscal year, since the fund incepted on 8/1/03. "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed for the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004. There were no fees for the prior fiscal year, since the fund incepted on 8/1/03.

    (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Partner Select Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

    (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) N/A

                    (c) 100%

                    (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal years of the registrant was $410,478 for 2004. There were no fees for the prior fiscal year, since the fund incepted on 8/1/03.

    (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            Phoenix Partner Select Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                    October 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                    October 7, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                    October 7, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.